NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
NET LOSS PER SHARE
16	NET LOSS PER SHARE

Basic loss per share is based on the weighted-average number of common shares outstanding during each period. Diluted loss per share is based on basic shares as determined above plus common stock equivalents. The computation of diluted net loss per share does not assume the issuance of common shares that have an anti-dilutive effect on net loss per share. For the year ended December 31, 2016 and 2015, all unvested restricted stock awards and warrants, were excluded from the computation of diluted net loss per share. Dilutive shares which could exist pursuant to the exercise of outstanding stock instruments and which were not included in the calculation because their affect would have been anti-dilutive are as follows:

	Year ended December 31, 2016 (Shares)	Year ended December 31, 2015 (Shares)

Restricted stock awards – unvested	-	4,320,000
Warrants to purchase shares of common stock	6,219,200	6,219,200
	6,219,200	10,539,200